Commitments and Contingencies - Summary Of Non-Cancellable Office Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 524	$ 0	$ 2,478	$ 2,478
Cash paid for amounts included in the measurement of lease liabilities	$ 0	$ 0	$ 2,531	$ 2,457